Summary of Significant Accounting Policies - Trade Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Allowance for expected credit loss or written off	$ 0	$ 0	$ 0